Accounting Policies and Basis for Preparation - Summary of Yield Curves (Details)	Dec. 31, 2023
Q1 | 2024
Disclosure of changes in accounting estimates [line items]
Yield curves	74.00%
Q1 | 2025
Disclosure of changes in accounting estimates [line items]
Yield curves	10.90%
Q1 | 2026
Disclosure of changes in accounting estimates [line items]
Yield curves	7.00%
Q1 | 2027
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q1 | 2028
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q2 | 2024
Disclosure of changes in accounting estimates [line items]
Yield curves	30.00%
Q2 | 2025
Disclosure of changes in accounting estimates [line items]
Yield curves	9.00%
Q2 | 2026
Disclosure of changes in accounting estimates [line items]
Yield curves	7.00%
Q2 | 2027
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q2 | 2028
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q3 | 2024
Disclosure of changes in accounting estimates [line items]
Yield curves	13.10%
Q3 | 2025
Disclosure of changes in accounting estimates [line items]
Yield curves	9.10%
Q3 | 2026
Disclosure of changes in accounting estimates [line items]
Yield curves	7.00%
Q3 | 2027
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q3 | 2028
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q4 | 2024
Disclosure of changes in accounting estimates [line items]
Yield curves	9.00%
Q4 | 2025
Disclosure of changes in accounting estimates [line items]
Yield curves	9.60%
Q4 | 2026
Disclosure of changes in accounting estimates [line items]
Yield curves	7.00%
Q4 | 2027
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%
Q4 | 2028
Disclosure of changes in accounting estimates [line items]
Yield curves	5.50%